NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Inventtech Inc. (the “Company”) was incorporated in the State of Nevada on April 29, 2010. The Company is engaged in offering an interactive web-based Social media program designed for schools, and solely to be used by members of a particular school. The Company has no revenues and limited operations. The Company is classified as a development stage company since it has not earned any revenue from its planned operations and is devoting most of its efforts to developing its website, finalizing the design and development of its software, and raising capital.

Basis of Presentation

The accompanying unaudited interim financial statements as of September 30, 2011 and for the nine months ended September 30, 2011 and 2010 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information in accordance with Securities and Exchange Commission  (SEC) Regulation S-X rule 8-03. In the opinion of management, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of September 30, 2011 and the results of operations and cash flows for the periods then ended. The financial data and other information disclosed in these notes to the interim financial statements related to the period are unaudited. The results for the nine-month period ended September 30, 2011, are not necessarily indicative of the results to be expected for any subsequent quarters or for the entire year ending December 31, 2011. The balance sheet at December 31, 2010 has been derived from the audited financial statements at that date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.

Subsequent Events

The Company’s management reviewed all material events through the date these financial statements were issued and there are no material subsequent events to report.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.